Financial instruments - Financing receivables and net investment in financing lease (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Advances/shareholder loans to joint ventures	$ 4,410	$ 4,153
Net investment in financing lease	270,572	274,257
Allowance for expected credit losses	0	0
Collection Experience [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/shareholder loans to joint ventures	4,410	4,153
Credit Information [Member]
Financing Receivable, Recorded Investment [Line Items]
Net investment in financing lease	$ 270,572	$ 274,257